Goodwill and Other Intangible Assets - Goodwill amounts by reportable segment (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Goodwill [Roll Forward]
Goodwill at the beginning	$ 816,200	$ 815,850
Acquisitions	9,450
Dispositions	0
Other	1,319	350
Goodwill at the end	826,969	816,200
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	565,578	565,780
Acquisitions	9,450
Dispositions	0
Other	13	(202)
Goodwill at the end	575,041	565,578
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	220,936	220,936
Acquisitions	0
Dispositions	0
Other	0
Goodwill at the end	220,936	220,936
Canada
Goodwill [Roll Forward]
Goodwill at the beginning	29,686
Acquisitions	0
Dispositions	0
Other	1,306
Goodwill at the end	$ 30,992	$ 29,686